Document and Entity Information	Nov. 03, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2025
Entity Registrant Name	Information Services Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33287
Entity Tax Identification Number	20-5261587
Entity Address, Address Line One	400 Atlantic Street
Entity Address, City or Town	Stamford
Entity Address State Or Province	CT
Entity Address, Postal Zip Code	0690
City Area Code	203
Local Phone Number	517-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Common Stock, $0.001 par value
Trading Symbol	III
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001371489
Amendment Flag	false